Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
July 31, 2023
GED-NPRT3-0923
1.938167.111
Common Stocks - 98.9%
	Shares	Value ($)
Belgium - 0.8%
KBC Group NV	13,116	987,173
UCB SA	3,631	321,459
TOTAL BELGIUM		1,308,632
Brazil - 0.9%
Equatorial Energia SA	225,960	1,602,685
Canada - 4.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	36,116	1,828,464
Canadian Natural Resources Ltd.	19,936	1,212,352
Constellation Software, Inc.	362	764,811
Imperial Oil Ltd.	19,961	1,075,365
Metro, Inc.	30,300	1,630,752
PrairieSky Royalty Ltd.	55,500	1,103,140
TOTAL CANADA		7,614,884
China - 2.1%
Kweichow Moutai Co. Ltd. (A Shares)	1,587	417,831
NXP Semiconductors NV	12,344	2,752,465
SITC International Holdings Co. Ltd.	183,884	400,829
TOTAL CHINA		3,571,125
Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	295	605,991
DSV A/S	4,147	830,330
TOTAL DENMARK		1,436,321
Finland - 1.2%
Elisa Corp. (A Shares)	32,061	1,672,311
Neste OYJ	7,706	283,498
TOTAL FINLAND		1,955,809
France - 4.5%
Airbus Group NV	10,602	1,561,675
Capgemini SA	6,252	1,132,979
Edenred SA	26,053	1,692,363
LVMH Moet Hennessy Louis Vuitton SE	2,976	2,764,013
VINCI SA	4,228	496,387
TOTAL FRANCE		7,647,417
Germany - 2.4%
Deutsche Telekom AG	55,083	1,200,877
Rheinmetall AG	6,217	1,759,481
Siemens AG	6,833	1,164,632
TOTAL GERMANY		4,124,990
Hong Kong - 0.9%
AIA Group Ltd.	125,672	1,257,316
HKBN Ltd.	448,630	244,480
TOTAL HONG KONG		1,501,796
India - 0.3%
HDFC Bank Ltd. sponsored ADR	5,839	398,687
Redington (India) Ltd.	71,339	156,401
TOTAL INDIA		555,088
Japan - 6.9%
Capcom Co. Ltd.	19,124	860,321
Daiichikosho Co. Ltd.	56,008	1,129,687
FUJIFILM Holdings Corp.	7,853	455,233
Hitachi Ltd.	13,948	911,598
Hoya Corp.	11,901	1,382,796
Inaba Denki Sangyo Co. Ltd.	35,690	791,494
Minebea Mitsumi, Inc.	31,666	584,952
Renesas Electronics Corp. (a)	64,210	1,238,858
Roland Corp.	17,640	502,176
Shin-Etsu Chemical Co. Ltd.	37,763	1,244,097
Sony Group Corp.	19,071	1,786,309
Toyota Motor Corp.	51,623	867,977
TOTAL JAPAN		11,755,498
Kenya - 0.3%
Safaricom Ltd.	3,575,246	423,714
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	34,656	1,893,207
Sweden - 0.3%
HEXPOL AB (B Shares)	48,826	530,173
Switzerland - 0.6%
Sika AG	3,049	946,464
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	188,877	3,404,221
United Kingdom - 6.8%
AstraZeneca PLC sponsored ADR	33,662	2,413,565
B&M European Value Retail SA	170,488	1,210,378
BAE Systems PLC	113,285	1,354,782
Compass Group PLC	43,648	1,135,619
Diageo PLC	17,597	767,973
JD Sports Fashion PLC	365,534	739,783
London Stock Exchange Group PLC	6,500	705,866
RELX PLC (London Stock Exchange)	29,696	999,471
RS GROUP PLC	67,972	684,421
Starling Bank Ltd. Series D (a)(b)(c)	62,800	281,274
Unilever PLC	13,959	750,058
WH Smith PLC	25,717	492,748
TOTAL UNITED KINGDOM		11,535,938
United States of America - 61.7%
Accenture PLC Class A	8,862	2,803,494
Activision Blizzard, Inc.	6,919	641,806
Albertsons Companies, Inc.	15,339	333,316
Amdocs Ltd.	17,648	1,652,559
Ameren Corp.	11,854	1,015,532
American Tower Corp.	3,623	689,493
Apple, Inc.	49,443	9,713,081
AT&T, Inc.	29,386	426,685
Ball Corp.	6,100	358,009
Bank of America Corp.	72,123	2,307,936
BJ's Wholesale Club Holdings, Inc. (a)	13,021	863,423
Bristol-Myers Squibb Co.	18,107	1,126,074
Capital One Financial Corp.	8,694	1,017,372
Chubb Ltd.	5,537	1,131,818
Cisco Systems, Inc.	43,329	2,254,841
Comcast Corp. Class A	31,539	1,427,455
Costco Wholesale Corp.	1,926	1,079,850
Crane Co.	3,993	374,104
Crane Nxt Co.	3,993	236,186
Crown Holdings, Inc.	11,112	1,030,749
Danaher Corp.	9,337	2,381,495
Dollar Tree, Inc. (a)	11,985	1,849,645
Eli Lilly & Co.	7,422	3,373,670
Estee Lauder Companies, Inc. Class A	2,745	494,100
Experian PLC	35,884	1,386,758
Exxon Mobil Corp.	26,432	2,834,568
Freeport-McMoRan, Inc.	35,597	1,589,406
General Electric Co.	13,456	1,537,213
Gilead Sciences, Inc.	17,004	1,294,685
H&R Block, Inc.	21,814	733,169
Hartford Financial Services Group, Inc.	20,573	1,478,787
Hess Corp.	6,990	1,060,593
Johnson Controls International PLC	9,742	677,556
JPMorgan Chase & Co.	21,988	3,473,224
Kenvue, Inc. (d)	11,200	265,216
Keurig Dr. Pepper, Inc.	28,691	975,781
Lamar Advertising Co. Class A	13,017	1,284,778
Linde PLC	7,198	2,812,043
Lowe's Companies, Inc.	4,211	986,511
M&T Bank Corp.	7,297	1,020,558
McDonald's Corp.	5,236	1,535,195
Merck & Co., Inc.	15,739	1,678,564
Microsoft Corp.	24,081	8,089,290
Mondelez International, Inc.	10,277	761,834
MSCI, Inc.	927	508,070
Nestle SA (Reg. S)	10,511	1,287,799
NextEra Energy, Inc.	16,858	1,235,691
PG&E Corp. (a)	17,858	314,479
Philip Morris International, Inc.	8,301	827,776
Phillips 66 Co.	3,035	338,554
PNC Financial Services Group, Inc.	13,051	1,786,551
Procter & Gamble Co.	11,464	1,791,823
Roche Holding AG (participation certificate)	8,739	2,709,540
Sanofi SA	18,232	1,945,073
Southern Co.	14,518	1,050,232
T-Mobile U.S., Inc. (a)	14,098	1,942,281
Tapestry, Inc.	9,542	411,737
Target Corp.	3,076	419,782
The Coca-Cola Co.	21,460	1,329,018
The Travelers Companies, Inc.	8,620	1,487,898
TJX Companies, Inc.	24,006	2,077,239
United Parcel Service, Inc. Class B	4,501	842,272
UnitedHealth Group, Inc.	6,207	3,143,039
Valero Energy Corp.	2,433	313,638
Verizon Communications, Inc.	15,659	533,659
Vistra Corp.	33,850	949,831
Walmart, Inc.	7,000	1,119,020
WEC Energy Group, Inc.	5,550	498,723
Wells Fargo & Co.	38,754	1,788,885
TOTAL UNITED STATES OF AMERICA		104,711,032
Zambia - 0.7%
First Quantum Minerals Ltd.	42,107	1,248,857
TOTAL COMMON STOCKS (Cost $131,714,310)		167,767,851

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	1,731,659	1,732,006
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	277,472	277,500
TOTAL MONEY MARKET FUNDS (Cost $2,009,506)		2,009,506

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $133,723,816)	169,777,357
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(126,146)
NET ASSETS - 100.0%	169,651,211

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $281,274 or 0.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	130,682

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	4,132,184	40,820,782	43,220,960	220,028	-	-	1,732,006	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	3,043,886	2,766,386	318	-	-	277,500	0.0%
Total	4,132,184	43,864,668	45,987,346	220,346	-	-	2,009,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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